RELATED PARTY TRANSACTIONS - Narrative (Details) - BioConnection Investments B.V. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS [Line Items]
Related party transactions	$ 4.6	$ 4.7	$ 3.0
Service fee receivable	1.5	1.7	$ 0.5
Service fee payable	$ 0.3	$ 0.5